Label	Element	Value
AIP Dynamic Alpha Capture Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001561722_SupplementTextBlock

Morgan Stanley

September 22, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 22, 2015 TO THE SUMMARY PROSPECTUS DATED
AUGUST 5, 2015 AND PROSPECTUS DATED JULY 29, 2015 OF
AIP Series Trust—AIP Dynamic Alpha Capture Fund
(the "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	AIP Dynamic Alpha Capture Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The contractual advisory fee rate of the Fund has been decreased, effective October 1, 2015. Accordingly, effective October 1, 2015, the Prospectus and Summary Prospectus are hereby amended as follows:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—AIP Dynamic Alpha Capture Fund—Fees and Expenses—Annual Fund Operating Expenses" and under the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective October 1, 2015.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example information under the section of the Prospectus entitled "Fund Summary—AIP Dynamic Alpha Capture Fund—Fees and Expenses—Example" and under the section of the Summary Prospectus entitled "Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
AIP Dynamic Alpha Capture Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,197
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,703
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,197
AIP Dynamic Alpha Capture Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,972
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,112
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,972
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,112
AIP Dynamic Alpha Capture Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,458
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,068
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,458
AIP Dynamic Alpha Capture Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,205
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,412
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,205

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective October 1, 2015.